First Trust Dividend StrengthTM ETF (FTDS)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 3.8%
1,609	General Dynamics Corp.	$552,241
886	Northrop Grumman Corp.	604,464
		1,156,705
	Banks — 9.5%
4,264	Cullen/Frost Bankers, Inc.	584,509
5,137	East West Bancorp, Inc.	548,426
4,606	Popular, Inc.	617,987
21,276	Regions Financial Corp.	555,729
9,910	Zions Bancorp N.A.	571,014
		2,877,665
	Building Products — 1.8%
8,152	A.O. Smith Corp.	537,543
	Capital Markets — 2.1%
2,114	CME Group, Inc.	624,370
	Chemicals — 6.6%
6,811	CF Industries Holdings, Inc.	884,340
5,376	PPG Industries, Inc.	574,587
5,327	RPM International, Inc.	529,504
		1,988,431
	Containers & Packaging — 1.8%
3,132	Avery Dennison Corp.	540,834
	Distributors — 1.5%
2,216	Pool Corp.	448,363
	Electronic Equipment, Instruments & Components — 1.8%
4,471	CDW Corp.	541,080
	Energy Equipment & Services — 6.8%
11,421	Baker Hughes Co.	697,252
18,149	Halliburton Co.	707,629
12,645	SLB Ltd.	649,827
		2,054,708
	Ground Transportation — 4.0%
2,039	Norfolk Southern Corp.	585,193
2,571	Union Pacific Corp.	623,776
		1,208,969
	Health Care Equipment & Supplies — 1.6%
4,831	Abbott Laboratories	495,999
	Health Care Providers & Services — 3.6%
3,115	Quest Diagnostics, Inc.	610,478
1,778	UnitedHealth Group, Inc.	481,109
		1,091,587
Shares	Description	Value

	Household Durables — 2.1%
2,781	Garmin Ltd.	$645,220
	Insurance — 17.4%
5,407	Aflac, Inc.	593,202
3,072	Allstate (The) Corp.	636,948
3,639	Cincinnati Financial Corp.	572,597
11,175	Fidelity National Financial, Inc.	518,296
3,476	Hanover Insurance Group (The), Inc.	602,565
3,250	Marsh & McLennan Cos., Inc.	563,712
6,678	Principal Financial Group, Inc.	601,755
2,923	Progressive (The) Corp.	579,456
8,704	W.R. Berkley Corp.	576,901
		5,245,432
	IT Services — 1.4%
2,055	Accenture PLC, Class A	407,486
	Machinery — 7.8%
3,003	IDEX Corp.	569,219
3,891	Oshkosh Corp.	572,794
1,640	Snap-on, Inc.	595,681
6,590	Toro (The) Co.	615,769
		2,353,463
	Metals & Mining — 1.9%
1,831	Reliance, Inc.	556,477
	Oil, Gas & Consumable Fuels — 13.3%
6,017	ConocoPhillips	794,244
22,981	Coterra Energy, Inc.	807,552
16,303	Devon Energy Corp.	820,367
3,906	Diamondback Energy, Inc.	772,568
5,610	EOG Resources, Inc.	811,038
		4,005,769
	Pharmaceuticals — 6.2%
2,702	Johnson & Johnson	660,477
5,413	Merck & Co., Inc.	651,130
4,748	Zoetis, Inc.	561,261
		1,872,868
	Professional Services — 1.6%
6,066	Booz Allen Hamilton Holding Corp.	473,330
	Semiconductors & Semiconductor Equipment — 1.6%
2,480	NXP Semiconductors N.V.	488,213
	Specialty Retail — 1.7%
11,583	Tractor Supply Co.	524,710
	Total Common Stocks	30,139,222
	(Cost $27,615,386)

First Trust Dividend StrengthTM ETF (FTDS)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
31,807	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.53% (a)	$31,807
	(Cost $31,807)

	Total Investments — 100.0%	30,171,029
	(Cost $27,647,193)
	Net Other Assets and Liabilities — (0.0)%	(4,892)
	Net Assets — 100.0%	$30,166,137

(a)	Rate shown reflects yield as of March 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$30,139,222	$30,139,222	$—	$—
Money Market Funds	31,807	31,807	—	—
Total Investments	$30,171,029	$30,171,029	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dow 30 Equal Weight ETF (EDOW)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 3.2%
45,998	Boeing (The) Co. (a)	$9,154,982
	Banks — 3.5%
34,250	JPMorgan Chase & Co.	10,074,980
	Beverages — 3.4%
126,862	Coca-Cola (The) Co.	9,647,855
	Biotechnology — 3.2%
26,080	Amgen, Inc.	9,176,248
	Broadline Retail — 3.4%
46,310	Amazon.com, Inc. (a)	9,644,984
	Capital Markets — 3.5%
11,954	Goldman Sachs Group (The), Inc.	10,112,964
	Chemicals — 3.4%
30,514	Sherwin-Williams (The) Co.	9,781,263
	Communications Equipment — 3.4%
126,095	Cisco Systems, Inc.	9,783,711
	Consumer Finance — 3.4%
32,186	American Express Co.	9,735,621
	Consumer Staples Distribution & Retail — 3.4%
79,750	Walmart, Inc.	9,911,330
	Diversified Telecommunication Services — 3.4%
194,320	Verizon Communications, Inc.	9,754,864
	Entertainment — 3.3%
97,615	Walt Disney (The) Co.	9,408,134
	Financial Services — 3.3%
31,878	Visa, Inc., Class A	9,634,807
	Health Care Providers & Services — 3.2%
34,523	UnitedHealth Group, Inc.	9,341,579
	Hotels, Restaurants & Leisure — 3.3%
30,280	McDonald’s Corp.	9,410,721
	Household Products — 3.2%
64,230	Procter & Gamble (The) Co.	9,277,381
	Industrial Conglomerates — 6.4%
63,466	3M Co.	9,217,167
41,131	Honeywell International, Inc.	9,296,840
		18,514,007
	Insurance — 3.3%
32,895	Travelers (The) Cos., Inc.	9,594,814
	IT Services — 3.3%
39,573	International Business Machines Corp.	9,592,099
Shares	Description	Value

	Machinery — 3.4%
13,918	Caterpillar, Inc.	$9,860,346
	Oil, Gas & Consumable Fuels — 3.7%
51,350	Chevron Corp.	10,624,315
	Pharmaceuticals — 7.0%
40,532	Johnson & Johnson	9,907,642
84,744	Merck & Co., Inc.	10,193,856
		20,101,498
	Semiconductors & Semiconductor Equipment — 3.2%
52,939	NVIDIA Corp.	9,232,562
	Software — 6.4%
24,321	Microsoft Corp.	9,002,905
50,727	Salesforce, Inc.	9,469,209
		18,472,114
	Specialty Retail — 3.2%
28,072	Home Depot (The), Inc.	9,232,600
	Technology Hardware, Storage & Peripherals — 3.3%
37,760	Apple, Inc.	9,583,110
	Textiles, Apparel & Luxury Goods — 3.2%
176,809	NIKE, Inc., Class B	9,339,051
	Total Common Stocks	287,997,940
	(Cost $264,628,311)
MONEY MARKET FUNDS — 0.1%
187,519	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (b)	187,519
	(Cost $187,519)

	Total Investments — 100.0%	288,185,459
	(Cost $264,815,830)
	Net Other Assets and Liabilities — 0.0%	125,029
	Net Assets — 100.0%	$288,310,488

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2026.

First Trust Dow 30 Equal Weight ETF (EDOW)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$287,997,940	$287,997,940	$—	$—
Money Market Funds	187,519	187,519	—	—
Total Investments	$288,185,459	$288,185,459	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Lunt U.S. Factor Rotation ETF (FCTR)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 2.2%
2,214	Boeing (The) Co. (a)	$440,652
854	General Dynamics Corp.	293,110
1,027	L3Harris Technologies, Inc.	354,469
		1,088,231
	Air Freight & Logistics — 1.5%
933	FedEx Corp.	332,316
3,975	United Parcel Service, Inc., Class B	391,060
		723,376
	Automobile Components — 0.5%
3,227	Aptiv PLC (a)	224,083
	Automobiles — 2.7%
36,581	Ford Motor Co.	422,145
8,114	General Motors Co.	604,493
839	Tesla, Inc. (a)	311,898
		1,338,536
	Banks — 5.2%
4,155	Bank of America Corp.	202,556
1,944	Citigroup, Inc.	220,469
4,894	Citizens Financial Group, Inc.	293,493
725	JPMorgan Chase & Co.	213,266
24,167	KeyCorp	484,548
837	M&T Bank Corp.	173,025
1,105	PNC Financial Services Group (The), Inc.	229,940
9,119	Regions Financial Corp.	238,188
6,821	Truist Financial Corp.	313,562
4,237	U.S. Bancorp	220,366
		2,589,413
	Beverages — 2.4%
4,982	Coca-Cola (The) Co.	378,881
3,739	Constellation Brands, Inc., Class A	560,850
10,213	Keurig Dr Pepper, Inc.	268,908
		1,208,639
	Biotechnology — 3.0%
1,647	Biogen, Inc. (a)	301,945
11,719	Moderna, Inc. (a)	595,325
298	Regeneron Pharmaceuticals, Inc.	230,247
839	Vertex Pharmaceuticals, Inc. (a)	374,647
		1,502,164
	Broadline Retail — 0.4%
9,904	Coupang, Inc. (a)	186,988
Shares	Description	Value

	Building Products — 0.5%
760	Builders FirstSource, Inc. (a)	$62,571
2,871	Carrier Global Corp.	161,666
		224,237
	Capital Markets — 2.8%
2,260	Bank of New York Mellon (The) Corp.	268,104
1,931	FactSet Research Systems, Inc.	419,008
1,884	Intercontinental Exchange, Inc.	296,315
1,489	State Street Corp.	188,448
1,959	Tradeweb Markets, Inc., Class A	230,496
		1,402,371
	Chemicals — 4.3%
24,274	Dow, Inc.	1,011,012
5,000	International Flavors & Fragrances, Inc.	362,750
9,301	LyondellBasell Industries N.V., Class A	749,289
		2,123,051
	Commercial Services & Supplies — 0.4%
1,195	Cintas Corp.	202,122
	Consumer Finance — 1.1%
1,497	Capital One Financial Corp.	273,098
3,961	Synchrony Financial	269,427
		542,525
	Consumer Staples Distribution & Retail — 4.4%
3,349	Dollar Tree, Inc. (a)	366,749
3,398	Kroger (The) Co.	245,879
1,664	Performance Food Group Co. (a)	142,538
1,091	Sprouts Farmers Market, Inc. (a)	84,149
6,638	Target Corp.	804,526
3,035	US Foods Holding Corp. (a)	279,857
2,267	Walmart, Inc.	281,743
		2,205,441
	Containers & Packaging — 1.1%
4,774	Amcor PLC	189,766
5,247	Ball Corp.	310,150
1,895	International Paper Co.	67,652
		567,568
	Diversified Telecommunication Services — 2.5%
25,066	Comcast Corp., Class A	719,645
10,332	Verizon Communications, Inc.	518,666
		1,238,311
	Electric Utilities — 7.9%
4,770	Alliant Energy Corp.	342,295
2,779	American Electric Power Co., Inc.	364,271

First Trust Lunt U.S. Factor Rotation ETF (FCTR)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities (Continued)
2,686	Duke Energy Corp.	$351,705
6,989	Edison International	511,455
2,755	Entergy Corp.	309,552
6,722	Exelon Corp.	329,513
7,335	FirstEnergy Corp.	371,591
21,814	PG&E Corp.	383,272
8,617	PPL Corp.	329,170
3,662	Southern (The) Co.	353,456
4,085	Xcel Energy, Inc.	324,512
		3,970,792
	Electrical Equipment — 0.6%
1,338	AMETEK, Inc.	286,814
	Electronic Equipment, Instruments & Components — 0.4%
630	Keysight Technologies, Inc. (a)	177,893
	Energy Equipment & Services — 1.3%
3,411	Baker Hughes Co.	208,241
11,015	Halliburton Co.	429,475
		637,716
	Entertainment — 2.4%
1,637	ROBLOX Corp., Class A (a)	92,589
1,094	Take-Two Interactive Software, Inc. (a)	216,065
32,683	Warner Bros. Discovery, Inc. (a)	897,475
		1,206,129
	Financial Services — 1.6%
605	Berkshire Hathaway, Inc., Class B (a)	289,916
3,937	Fidelity National Information Services, Inc.	184,685
3,230	Fiserv, Inc. (a)	180,234
2,358	Global Payments, Inc.	158,693
		813,528
	Food Products — 4.3%
10,357	Archer-Daniels-Midland Co.	752,850
3,052	General Mills, Inc.	113,596
9,608	Hormel Foods Corp.	217,621
3,315	McCormick & Co., Inc.	167,209
3,991	Mondelez International, Inc., Class A	230,041
10,261	Tyson Foods, Inc., Class A	657,422
		2,138,739
	Ground Transportation — 1.2%
1,722	Old Dominion Freight Line, Inc.	336,479
1,043	Union Pacific Corp.	253,053
		589,532
Shares	Description	Value

	Health Care Equipment & Supplies — 1.2%
6,954	Baxter International, Inc.	$116,827
3,284	Edwards Lifesciences Corp. (a)	262,983
2,777	Medtronic PLC	240,627
		620,437
	Health Care Providers & Services — 3.1%
793	Cigna Group (The)	211,533
5,746	CVS Health Corp.	412,678
1,440	Elevance Health, Inc.	421,560
1,126	Humana, Inc.	195,237
1,096	UnitedHealth Group, Inc.	296,566
		1,537,574
	Hotels, Restaurants & Leisure — 1.4%
9,147	Chipotle Mexican Grill, Inc. (a)	292,796
1,027	McDonald’s Corp.	319,181
1,046	Starbucks Corp.	93,711
		705,688
	Household Durables — 1.4%
1,454	D.R. Horton, Inc.	199,518
2,820	Lennar Corp., Class A	244,889
2,234	PulteGroup, Inc.	262,740
		707,147
	Household Products — 0.9%
1,903	Church & Dwight Co., Inc.	177,588
1,313	Clorox (The) Co.	136,066
1,854	Colgate-Palmolive Co.	158,017
		471,671
	Industrial Conglomerates — 0.5%
1,182	Honeywell International, Inc.	267,168
	Insurance — 7.5%
1,131	Allstate (The) Corp.	234,501
2,439	American International Group, Inc.	183,535
2,487	Arch Capital Group Ltd. (a)	238,727
1,446	Cincinnati Financial Corp.	227,528
964	Erie Indemnity Co., Class A	242,263
3,279	Hartford Insurance Group (The), Inc.	443,419
5,301	Loews Corp.	565,829
227	Markel Group, Inc. (a)	434,494
2,481	MetLife, Inc.	175,456
2,124	Principal Financial Group, Inc.	191,394
984	Progressive (The) Corp.	195,068
1,881	Prudential Financial, Inc.	183,755
1,497	Travelers (The) Cos., Inc.	436,645
		3,752,614

First Trust Lunt U.S. Factor Rotation ETF (FCTR)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Interactive Media & Services — 0.2%
24,491	Snap, Inc., Class A (a)	$112,659
	IT Services — 2.0%
1,526	Accenture PLC, Class A	302,590
2,102	Gartner, Inc. (a)	332,831
1,485	GoDaddy, Inc., Class A (a)	122,765
1,432	Snowflake, Inc. (a)	215,974
		974,160
	Life Sciences Tools & Services — 0.8%
866	Danaher Corp.	164,194
922	Revvity, Inc.	80,776
548	Waters Corp. (a)	163,194
		408,164
	Machinery — 0.5%
983	Illinois Tool Works, Inc.	255,865
	Media — 1.4%
1,084	Charter Communications, Inc., Class A (a)	234,014
2,693	Fox Corp., Class A	157,271
12,862	Trade Desk (The), Inc., Class A (a)	291,839
		683,124
	Metals & Mining — 1.7%
3,143	Nucor Corp.	531,481
1,844	Steel Dynamics, Inc.	331,920
		863,401
	Multi-Utilities — 0.5%
3,148	Public Service Enterprise Group, Inc.	254,831
	Oil, Gas & Consumable Fuels — 6.9%
606	Chevron Corp.	125,381
3,410	Coterra Energy, Inc.	119,827
11,895	Devon Energy Corp.	598,557
1,470	Diamondback Energy, Inc.	290,751
7,416	EQT Corp.	471,954
3,670	Expand Energy Corp.	402,893
8,268	Kinder Morgan, Inc.	277,226
2,089	Occidental Petroleum Corp.	135,785
3,411	ONEOK, Inc.	308,320
2,370	Phillips 66	431,767
1,200	Valero Energy Corp.	296,496
		3,458,957
	Passenger Airlines — 0.2%
2,874	Southwest Airlines Co.	107,976
Shares	Description	Value

	Personal Care Products — 1.1%
3,463	Estee Lauder (The) Cos., Inc., Class A	$248,540
17,717	Kenvue, Inc.	305,441
		553,981
	Pharmaceuticals — 1.7%
5,069	Bristol-Myers Squibb Co.	307,435
1,762	Merck & Co., Inc.	211,951
2,761	Zoetis, Inc.	326,378
		845,764
	Professional Services — 1.0%
1,159	Leidos Holdings, Inc.	180,248
2,791	SS&C Technologies Holdings, Inc.	188,588
718	Verisk Analytics, Inc.	136,240
		505,076
	Real Estate Management & Development — 0.2%
1,249	CoStar Group, Inc. (a)	50,385
1,359	Zillow Group, Inc., Class C (a)	56,235
		106,620
	Retail REITs — 0.9%
11,039	Kimco Realty Corp.	248,046
1,181	Simon Property Group, Inc.	220,292
		468,338
	Semiconductors & Semiconductor Equipment — 4.0%
16,534	Intel Corp. (a)	729,645
3,210	Marvell Technology, Inc.	317,950
7,431	Microchip Technology, Inc.	480,117
1,033	Micron Technology, Inc.	348,989
2,192	ON Semiconductor Corp. (a)	135,729
		2,012,430
	Software — 1.8%
364	Adobe, Inc. (a)	88,481
627	CrowdStrike Holdings, Inc., Class A (a)	244,787
126	Fair Isaac Corp. (a)	134,510
462	Microsoft Corp.	171,019
568	Salesforce, Inc.	106,029
1,193	Strategy, Inc. (a)	148,886
		893,712
	Specialized REITs — 1.7%
644	Digital Realty Trust, Inc.	116,055
9,287	VICI Properties, Inc.	253,721
20,231	Weyerhaeuser Co.	494,243
		864,019
	Specialty Retail — 0.4%
610	Home Depot (The), Inc.	200,623

First Trust Lunt U.S. Factor Rotation ETF (FCTR)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals — 1.1%
2,340	Dell Technologies, Inc., Class C	$384,064
6,874	Hewlett Packard Enterprise Co.	163,670
		547,734
	Textiles, Apparel & Luxury Goods — 0.3%
1,595	Deckers Outdoor Corp. (a)	159,644
	Trading Companies & Distributors — 0.3%
423	Watsco, Inc.	153,883
	Water Utilities — 0.5%
1,727	American Water Works Co., Inc.	235,027
	Total Common Stocks	49,916,486
	(Cost $49,250,830)
MONEY MARKET FUNDS — 0.1%
48,522	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.53% (b)	48,522
	(Cost $48,522)

	Total Investments — 100.0%	49,965,008
	(Cost $49,299,352)
	Net Other Assets and Liabilities — 0.0%	15,370
	Net Assets — 100.0%	$49,980,378

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2026.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$49,916,486	$49,916,486	$—	$—
Money Market Funds	48,522	48,522	—	—
Total Investments	$49,965,008	$49,965,008	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 0.7%
23	Huntington Ingalls Industries, Inc.	$8,738
	Air Freight & Logistics — 1.3%
59	Expeditors International of Washington, Inc.	8,451
24	FedEx Corp.	8,548
		16,999
	Automobile Components — 1.0%
179	Aptiv PLC (a)	12,430
	Automobiles — 1.1%
1,188	Ford Motor Co.	13,709
	Banks — 4.0%
91	Citigroup, Inc.	10,320
576	Huntington Bancshares, Inc.	9,015
203	Truist Financial Corp.	9,332
216	U.S. Bancorp	11,234
131	Wells Fargo & Co.	10,429
		50,330
	Beverages — 1.1%
48	Constellation Brands, Inc., Class A	7,200
171	Molson Coors Beverage Co., Class B	7,363
		14,563
	Biotechnology — 3.7%
71	Biogen, Inc. (a)	13,016
75	Gilead Sciences, Inc.	10,453
116	Incyte Corp. (a)	10,918
17	Regeneron Pharmaceuticals, Inc.	13,135
		47,522
	Building Products — 1.4%
97	A.O. Smith Corp.	6,396
68	Builders FirstSource, Inc. (a)	5,599
95	Masco Corp.	5,735
		17,730
	Capital Markets — 2.4%
350	Franklin Resources, Inc.	8,267
132	Interactive Brokers Group, Inc., Class A	8,853
102	State Street Corp.	12,909
		30,029
	Chemicals — 1.3%
71	CF Industries Holdings, Inc.	9,218
63	Corteva, Inc.	5,274
45	DuPont de Nemours, Inc.	2,061
		16,553
Shares	Description	Value

	Communications Equipment — 1.8%
78	F5, Inc. (a)	$22,568
	Consumer Finance — 2.7%
49	Capital One Financial Corp.	8,939
378	Synchrony Financial	25,712
		34,651
	Consumer Staples Distribution & Retail — 1.5%
98	Dollar Tree, Inc. (a)	10,732
69	Target Corp.	8,363
		19,095
	Containers & Packaging — 0.3%
22	Avery Dennison Corp.	3,799
	Diversified Telecommunication Services — 2.0%
894	Comcast Corp., Class A	25,667
	Electric Utilities — 1.9%
92	NextEra Energy, Inc.	8,545
108	NRG Energy, Inc.	15,783
		24,328
	Electrical Equipment — 0.6%
38	Generac Holdings, Inc. (a)	7,422
	Energy Equipment & Services — 1.9%
331	Halliburton Co.	12,906
217	SLB Ltd.	11,151
		24,057
	Financial Services — 0.6%
111	Global Payments, Inc.	7,470
	Food Products — 2.5%
229	Archer-Daniels-Midland Co.	16,646
445	Conagra Brands, Inc.	6,995
347	Kraft Heinz (The) Co.	7,804
		31,445
	Ground Transportation — 0.3%
58	Uber Technologies, Inc. (a)	4,172
	Health Care Equipment & Supplies — 1.9%
83	Align Technology, Inc. (a)	14,229
131	Hologic, Inc. (a)	9,902
		24,131
	Health Care Providers & Services — 1.3%
11	McKesson Corp.	9,519
27	UnitedHealth Group, Inc.	7,306
		16,825

First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care REITs — 0.5%
76	Alexandria Real Estate Equities, Inc.	$3,528
200	Healthpeak Properties, Inc.	3,286
		6,814
	Hotel & Resort REITs — 0.3%
215	Host Hotels & Resorts, Inc.	4,119
	Hotels, Restaurants & Leisure — 3.5%
129	Airbnb, Inc., Class A (a)	16,290
2	Booking Holdings, Inc.	8,421
86	Expedia Group, Inc.	19,856
		44,567
	Household Durables — 1.9%
77	D.R. Horton, Inc.	10,566
2	NVR, Inc. (a)	13,180
		23,746
	Independent Power and Renewable Electricity Producers — 0.2%
17	Vistra Corp.	2,556
	Insurance — 4.7%
41	Allstate (The) Corp.	8,501
197	American International Group, Inc.	14,824
218	MetLife, Inc.	15,417
210	Prudential Financial, Inc.	20,515
		59,257
	IT Services — 10.1%
137	Accenture PLC, Class A	27,166
510	Cognizant Technology Solutions Corp., Class A	31,289
181	EPAM Systems, Inc. (a)	24,507
159	Gartner, Inc. (a)	25,176
247	GoDaddy, Inc., Class A (a)	20,419
		128,557
	Machinery — 3.2%
200	Fortive Corp.	11,056
36	IDEX Corp.	6,824
73	PACCAR, Inc.	8,432
54	Pentair PLC	4,704
25	Snap-on, Inc.	9,080
		40,096
	Media — 4.8%
563	Fox Corp., Class A	32,879
373	Omnicom Group, Inc.	28,091
		60,970
	Metals & Mining — 0.4%
44	Newmont Corp.	4,763
Shares	Description	Value

	Multi-Utilities — 0.3%
30	WEC Energy Group, Inc.	$3,473
	Office REITs — 0.2%
49	BXP, Inc.	2,543
	Oil, Gas & Consumable Fuels — 3.0%
437	APA Corp.	18,546
45	Diamondback Energy, Inc.	8,901
69	EOG Resources, Inc.	9,975
		37,422
	Passenger Airlines — 1.4%
105	Delta Air Lines, Inc.	6,980
120	United Airlines Holdings, Inc. (a)	11,049
		18,029
	Pharmaceuticals — 4.8%
390	Bristol-Myers Squibb Co.	23,653
106	Merck & Co., Inc.	12,751
374	Pfizer, Inc.	10,502
1,015	Viatris, Inc.	13,713
		60,619
	Professional Services — 0.4%
32	Leidos Holdings, Inc.	4,977
	Residential REITs — 0.2%
124	Invitation Homes, Inc.	3,081
	Retail REITs — 0.3%
59	Realty Income Corp.	3,610
	Semiconductors & Semiconductor Equipment — 8.5%
616	ON Semiconductor Corp. (a)	38,143
22	Qnity Electronics, Inc.	2,538
190	QUALCOMM, Inc.	24,468
790	Skyworks Solutions, Inc.	42,305
		107,454
	Software — 4.9%
92	Adobe, Inc. (a)	22,363
998	Gen Digital, Inc.	18,792
116	Salesforce, Inc.	21,654
		62,809
	Specialized REITs — 0.2%
111	VICI Properties, Inc.	3,032
	Specialty Retail — 1.2%
228	Best Buy Co., Inc.	14,638
	Technology Hardware, Storage & Peripherals — 4.8%
1,609	HP, Inc.	30,909
297	NetApp, Inc.	30,410
		61,319

First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods — 2.1%
156	Deckers Outdoor Corp. (a)	$15,614
74	Lululemon Athletica, Inc. (a)	11,329
		26,943
	Tobacco — 0.6%
120	Altria Group, Inc.	7,919
	Total Common Stocks	1,267,546
	(Cost $1,311,278)
MONEY MARKET FUNDS — 0.1%
806	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (b)	806
	(Cost $806)

	Total Investments — 99.9%	1,268,352
	(Cost $1,312,084)
	Net Other Assets and Liabilities — 0.1%	1,342
	Net Assets — 100.0%	$1,269,694

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2026.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,267,546	$1,267,546	$—	$—
Money Market Funds	806	806	—	—
Total Investments	$1,268,352	$1,268,352	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund
Additional Information
March 31, 2026 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq® and The Dividend StrengthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
Dow Jones Industrial Average® Equal Weight Index and S&P 500® Sector-Neutral FCF Index (“S&P Dow Jones Indexes”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such products nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.
Lunt Capital Management, Inc. (“Lunt”) and the Lunt Capital Large Cap Factor Rotation Index (“Lunt Index”) are trademarks of Lunt and have been licensed for use for certain purposes by First Trust. The First Trust Lunt U.S. Factor Rotation ETF is based on the Lunt Index and is not sponsored, endorsed, sold or promoted by Lunt, and Lunt makes no representation regarding the advisability of trading in such fund. Lunt has contracted with Nasdaq, Inc. to calculate and maintain the Lunt Index. The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly, or the ability of the Lunt Index to track general stock performance.